Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss in the equity section of the consolidated balance sheets includes the following (in thousands):

	December 31, 2014	December 31, 2013
Defined benefit pension items	$(22,180)	$(21,524)
Less: deferred tax benefit	4,523	4,574
Net of tax	(17,657)	(16,950)
Interest rate swap	95	220
Less: deferred tax liability	(38)	(88)
Net of tax	57	132
Foreign currency translation adjustment	(3,853)	1,206
Total accumulated other comprehensive loss	$(21,453)	$(15,612)

Changes in accumulated other comprehensive income (loss) by component in the consolidated statements of comprehensive income (loss) include the following for the years ended December 31, 2014, 2013, and 2012 (in thousands):

	Defined Benefit Pension Items	Interest Rate Swap	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive Loss
Year Ended December 31, 2014
Beginning balance, net	$(16,950)	$132	$1,206	$(15,612)
Other comprehensive income (loss) before reclassifications[1]	(1,103)	(169)	(5,059)	(6,331)
Amounts reclassified from accumulated other comprehensive income2 3	396	94	—	490
Net other comprehensive income (loss)	(707)	(75)	(5,059)	(5,841)
Ending balance, net	$(17,657)	$57	$(3,853)	$(21,453)

Year Ended December 31, 2013
Beginning balance, net	$(16,853)	$—	$2,239	$(14,614)
Other comprehensive income (loss) before reclassifications[1]	(876)	132	(1,033)	(1,777)
Amounts reclassified from accumulated other comprehensive income[2] [3]	779	—	—	779
Net other comprehensive income (loss)	(97)	132	(1,033)	(998)
Ending balance, net	$(16,950)	$132	$1,206	$(15,612)

Year Ended December 31, 2012
Beginning balance, net	$(12,524)	$—	$2	$(12,522)
Other comprehensive income (loss) before reclassifications[1]	(4,965)	—	2,237	(2,728)
Amounts reclassified from accumulated other comprehensive income[2] [3]	636	—	—	636
Net other comprehensive income (loss)	(4,329)	—	2,237	(2,092)
Ending balance, net	$(16,853)	$—	$2,239	$(14,614)
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1
Net of tax expense (benefit), which was insignificant for the year ended December 31, 2014, and was $0.8 million, and $(1.1) million for the years ended December 31, 2013, and 2012, respectively, for the defined benefit pension plans. Net of tax expense (benefit) of $(0.1) million and $0.1 million for the years ended December 31, 2014 and 2013, respectively, for the interest rate swap.

2
Net of tax expense of $0.1 million, $0.2 million, and $0.2 million for defined benefit pension plans for the years ended December 31, 2014, 2013, and 2012, respectively. Net of tax expense for the interest rate swap of $0.1 million for the year ended December 31, 2014.

3
Reclassification adjustments out of accumulated comprehensive income for amortization of prior service cost are included in the computation of net periodic pension cost. See Note 10 for additional details. Reclassification adjustments out of accumulated other comprehensive loss for the interest rate swap are included in interest expense. See Note 13 for additional details.

Foreign currency translation adjustments generally are not adjusted for income taxes as they relate to indefinite investments in foreign subsidiaries.